Restricted Shares Activity (Detail) - Parent Company	12 Months Ended
Dec. 31, 2022 $ / shares shares
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2021 | shares	138,440,472
Granted | shares	57,803,056
Vested | shares	(47,059,064)
Forfeited/Cancelled | shares	(22,934,104)
Unvested, December 31, 2022 | shares	126,250,360
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2021 | $ / shares	$ 19
Granted | $ / shares	15
Vested | $ / shares	19
Forfeited/Cancelled | $ / shares	18
Unvested, December 31, 2022 | $ / shares	$ 17